Investment in Marketable Securities (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jul. 19, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jul. 31, 2021
Marketable Securities [Line Items]
Payment of cash	$ 1,000,000
Allotment of ordinary shares with equivalent value	$ 1,000,000
Price per share (in Dollars per share)						$ 0.001
Unrealized loss on marketable equity securities		$ (346,705)		$ (699,140)
VCIG [Member]
Marketable Securities [Line Items]
Shares issued (in Shares)	286,533
Price per share (in Dollars per share)	$ 3.49